CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Noncontrolling Interest	Stockholders' Notes Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 1,450,000	$ 96,250	$ 6,074,054		$ 163,245	$ (225,000)	$ (33)	$ (7,467,462)	$ 91,054
Balance at the beginning (in shares) at Dec. 31, 2019	186,137	9,624,975		1,602,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred Series A warrants			2,138,273						2,138,273
Issuance of common stock	$ 5,786,189	$ 5,422	829,571						834,993
Issuance of common stock (in shares)	888,739	542,205		(113,455)
Issuance of common stock warrants			88,000						88,000
Repayment of shareholders loan through in-kind services						93,100			93,100
Conversion of notes to Series A preferred stock	$ 1,062,986		100,000						1,162,986
Conversion of notes to Series A preferred stock (in shares)	189,576
Conversion of Series A preferred stock to common stock	$ (8,299,175)	$ 63,223	8,235,952
Conversion of Series A preferred stock to common stock (in shares)	(1,264,452)	6,322,260
Issuance of Stock Options to Current Shareholders			878,510			(335,161)			543,349
Net loss attributable to noncontrolling interest					(63)				(63)
Currency translation adjustment							45,133		45,133
Stock-based compensation		$ 12,070	1,962,136						1,974,206
Stock-based compensation (in shares)		1,206,545		(1,206,545)
Net loss attributable to T Stamp Inc.								(10,683,561)	(10,683,561)
Balance at the end at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the end (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Issuance of common stock		$ 13,292	3,959,297						3,972,589
Issuance of common stock (in shares)		1,329,725
Repayment of shareholders loan through in-kind services						55,934			55,934
Net loss attributable to noncontrolling interest					(864)				(864)
Currency translation adjustment							44,728		44,728
Stock-based compensation			830,039						830,039
Net loss attributable to T Stamp Inc.								(3,997,918)	(3,997,918)
Balance at the end at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,941)	2,978,917
Balance at the end (in shares) at Jun. 30, 2021		19,100,710		282,565
Balance at the beginning at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the beginning (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants to common stock		$ 150							150
Exercise of warrants to common stock (in shares)		75,000
Issuance of common stock		$ 27,636	7,605,409						7,633,045
Issuance of common stock (in shares)		2,704,158
Issuance of common stock warrants			1,129,535						1,129,535
Repayment of shareholders loan through in-kind services						261,794			261,794
Net loss attributable to noncontrolling interest					(1,743)				(1,743)
Currency translation adjustment							138,800		138,800
Stock-based compensation			2,780,639						2,780,639
Net loss attributable to T Stamp Inc.								(9,057,163)	(9,057,163)
Balance at the end at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the end (in shares) at Dec. 31, 2021		20,475,143		282,565
Balance at the beginning at Mar. 31, 2021		$ 185,016	22,877,048		163,182	(439,131)	89,722	(20,182,916)	2,692,921
Balance at the beginning (in shares) at Mar. 31, 2021		18,501,650		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Issuance of common stock		$ 5,241	1,560,856						1,566,097
Issuance of common stock (in shares)		524,060
Repayment of shareholders loan through in-kind services						28,004			28,004
Net loss attributable to noncontrolling interest					(864)				(864)
Currency translation adjustment							106		106
Stock-based compensation			657,928						657,928
Net loss attributable to T Stamp Inc.								(1,966,025)	(1,966,025)
Balance at the end at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,941)	2,978,917
Balance at the end (in shares) at Jun. 30, 2021		19,100,710		282,565
Balance at the beginning at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the beginning (in shares) at Dec. 31, 2021		20,475,143		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants to common stock		$ 24,525	3,359,237						3,383,762
Exercise of warrants to common stock (in shares)		2,452,451
Exercise of options to common stock		$ 603	70,989						71,592
Exercise of options to common stock (in shares)		60,355
Issuance of common stock		$ 805	202,633						203,438
Issuance of common stock (in shares)		80,430
Issuance of common stock warrants			55,838						55,838
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes		$ 2,173	(17,603)						(15,430)
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)		217,354
Repayment of shareholders loan through in-kind services						55,860			55,860
Currency translation adjustment							27,924		27,924
Stock-based compensation			747,432						747,432
Net loss attributable to T Stamp Inc.								(4,614,348)	(4,614,348)
Balance at the end at Jun. 30, 2022		$ 232,857	36,240,605		161,439	(74,407)	211,824	(31,822,534)	4,949,784
Balance at the end (in shares) at Jun. 30, 2022		23,285,733		282,565
Balance at the beginning at Mar. 31, 2022		$ 232,475	35,778,493		161,439	(102,337)	246,550	(28,900,248)	7,416,372
Balance at the beginning (in shares) at Mar. 31, 2022		23,247,456		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options to common stock		$ 167	18,111						18,278
Exercise of options to common stock (in shares)		16,757
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes		$ 215	(15,645)						(15,430)
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)		21,520
Repayment of shareholders loan through in-kind services						27,930			27,930
Currency translation adjustment							(34,726)		(34,726)
Stock-based compensation			459,646						459,646
Net loss attributable to T Stamp Inc.								(2,922,286)	(2,922,286)
Balance at the end at Jun. 30, 2022		$ 232,857	$ 36,240,605		$ 161,439	$ (74,407)	$ 211,824	$ (31,822,534)	$ 4,949,784
Balance at the end (in shares) at Jun. 30, 2022		23,285,733		282,565